Business combinations and capital reorganization	6 Months Ended
Jun. 30, 2022
Disclosure Of Business Combinations And Capital Reorganization [Abstract]
Business combinations and capital reorganization
4.	Business combinations and capital reorganization
Merger between Allego Holding B.V. and Spartan Acquisition Corp. III (“the SPAC Transaction”)
On July 28, 2021, Allego Holding and Spartan signed a BCA. Prior to the SPAC Transaction, Spartan was listed on the NYSE in the United States (NYSE: SPAQ).
In connection with the merger, Athena Pubco B.V. — a private limited liability parent company (
besloten
vennootschap
met
beperkte
aansprakelijkheid
) under Dutch law — was incorporated by Madeleine (the Company’s immediate parent entity) on June 3, 2021. This newly incorporated entity acquired 100% of the outstanding equity of
Allego Holding
and Spartan. As a result of the merger, Spartan ceased to exist. The Group received €146 million ($161 million
5
) of gross proceeds
6
from a combination of a PIPE offering of €136 million ($150 million
5
) at €9.07 ($10.00
5
) per share, along with €10 million ($11 million
5
) of cash held in trust by Spartan after redemptions. Meridiam — the existing shareholder of the Company — rolled 100% of its equity and, together with management and former advisors, retained 82% of the combined entity.
On March 9, 2022, Spartan convened a special meeting of stockholders (“the Special Meeting”). At the Special Meeting, Spartan’s stockholders approved the business combination proposal.

5	Translated at the EUR/USD exchange rate as at March 16, 2022.
6	Gross proceeds: not inclusive of transaction expenses.
On March 16, 2022 (“the closing date”), the following transactions occurred pursuant to the terms of the BCA:

•
Athena Pubco B.V. changed its legal form from a private limited liability company to a public limited liability company (naamloze venootschap), changed its name to Allego N.V. and entered into the Deed of Conversion containing the Articles of Association of Allego N.V

•	The Group’s shareholder loans of €101,933 thousand were converted into equity.

•	The Company consummated the previously announced business combination pursuant to the terms of the BCA and became a publicly traded company on the NYSE.
On March 17, 2022, trading in the new public company commenced on the NYSE. The new public company — Allego N.V. — trades under the Allego name under the ticker symbol “ALLG”.
The fair value of Spartan’s net assets at the closing date amounted to negative €71,117 thousand, consisting of cash and cash equivalents of €10,079 thousand, receivable balances of €5,185 thousand, warrant liabilities of €42,253 thousand and transaction costs liabilities of €44,128 thousand.
The fair value of the Company’s shares exchanged in the transaction to Spartan amounts to €88,190 thousand, resulting in a difference with the net assets of Spartan of €159,306 thousand. The difference is considered as an expense and has been recognized in general and administrative expenses in the interim condensed consolidated statement of profit and loss of the Group at the closing date, representing the costs of service in respect of the stock exchange listing for Spartan’s shares.

Treatment of transaction costs
The total costs incurred in relation to the SPAC Transaction were analyzed to determine which were directly attributed to the issuance of new shares and therefore are to be deducted from equity directly instead of being recognized in the interim condensed consolidated statement of profit or loss.
Transaction costs incurred of € nil (June 30, 2021: €532 thousand) were directly attributable to the issuance of new shares and have been deducted from share premium. Transaction costs incurred of €7,190 thousand (June 30, 2021: €4,643 thousand) were not directly attributable to the issuance of new shares. These transaction costs have been recorded in the interim condensed consolidated statement of profit or loss, within general and administrative expenses.
Impact of the
SPAC
Transaction on loss per share
Upon the completion of the
SPAC
Transaction the already existing 124 shares in Allego Holding were
exchanged for 235,935,061 shares with no cash contribution being made. As such, the exchange ratio used at March 16, 2022, has been deemed to be 1,902,702.
The contribution in kind of Spartan shares modified the number of ordinary shares with a change in resources (the net assets of Spartan are new in the Allego Group and are considered a change in resources). Therefore, such new shares would impact the weighted average number of ordinary shares outstanding from March 16, 2022.
Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods is as follows:

For the six months ended June 30, 2021
Shares for basic EPS Allego Holding	100
Exchange ratio	1,902,702
Adjusted number of shares	190,270,210
Acquisition of
Mega-E
(asset acquisition)
On March 16, 2022, the Group consummated the previously announced business combination pursuant to the terms of the BCA and became a publicly traded company on the NYSE, thereby becoming been able to exercise its call option right to acquire
Mega-E,
a company whose main activity relates to operating charging points for vehicles in Europe as well as holding and financing its subsidiaries and associated entities, pursuant to the terms of the call option agreement since that date. The call option provided the Group with potential voting rights which are considered substantive as of March 16, 2022, the date when all conditions outlined in the call option agreement were met.
The Group has a long-standing
pre-existing
relationship with
Mega-E,
in which the parties have jointly entered into several EPC and O&M contracts to construct and operate charging stations across Europe. The acquisition of
Mega-E
brings critical access to new customers within the Group, as well as the creation of numerous operational synergies in the delivering EPC and O&M contracts to existing customers.
The Group
has an option
to pay €9,456 thousand in exchange of
Mega-E,
however, as of the date of these interim consolidated financial statements the consideration is yet to be paid and a deferred consideration liability has been recognized in the Group’s (interim condensed) consolidated financial statements within other current financial liabilities.
As described in Note 3, the transaction has been accounted for as an acquisition of assets due to
Mega-E
not meeting the definition of a business under IFRS 3
Business Combinations
.
The assets and liabilities recognized as a result of the acquisition on March 16, 2022 are as follows:

(in €‘000)	Fair value
Property, plant and equipment	88,736
Right-of-use assets	1,998
Lease liabilities	(1,998)
Borrowings (current)	(23,398)
Other working capital (excl. cash and cash equivalents)	943
Cash and cash equivalents	(874)
Net identifiable assets acquired	65,407
Less: non-controlling interest	(1,266)
Net assets acquired	64,141
Property, plant and equipment
The fair value of property, plant and equipment was determined primarily through the replacement cost method, which requires an estimation of the physical, functional and economic obsolescence of the related assets. A market approach, which requires the comparison of the subject assets to transactions involving comparable assets, was applied to determine the preliminary fair value of land.
Lease liabilities and
right-of-use
assets
The acquired lease liability was measured using the present value of the remaining lease payments at the acquisition date. The right-of-use
assets were measured at an amount equal to the lease liabilities and adjusted to reflect the terms of certain leases relative to market terms.
Non-controlling
interest
The Group has chosen to recognize the
non-controlling
interest at its fair value for this acquisition.
Mega
-
E Charging B.V. has 100% interest in its subsidiaries, except for GreenToWheel SAS (“GreenToWheel”) in which it

holds an interest of
80
%, resulting hence in a
20
%
Non-controlling
Interest (“NCI”). The fair value of the
non-controlling
interest in GreenToWheel has been determined based on the fair value of the net identifiable assets acquired.
Acquisition of MOMA (business combination)
On March 26, 2021, the Group entered into two option agreements, pursuant to which the Group was entitled to purchase shares representing 8.50% of the share capital (on a fully diluted basis) of
MOMA,
a service provider for the Group’s EV Cloud platform — and 100% of a third-party company, which held 42.0% of the share capital of MOMA. The provisions of the shareholder’s agreement of MOMA include drag-along rights. Consequently, the Group was
required to acquire the remaining 49.50% of the share capital of MOMA upon exercising its option rights, under similar terms and conditions as the original option agreements. On September 28, 2021, the Group extended the option agreements under similar terms and conditions as the original option agreements.
On April 26, 2022, the Group exercised its Second Option Right and purchased the Direct MOMA Shares after having obtained approval to exercise the Drag Right, subject to, inter alia, the simultaneous signing and closing of the acquisition of the Indirect MOMA Shares. Pursuant to the exercise of the First and Second Option Rights, on June 7, 2022, the Group closed two separate share and sale purchase agreements (the “Agreements”) to acquire shares representing 100% of the share capital of MOMA in a business combination agreement (the “MOMA Business Combination”).

On June 7, 2022, the transfer of 160 thousand ordinary shares representing 100% of the issued share capital of MOMA was completed. On the same date, a cash payment of €30 million being an amount of 50% of the total purchase price consideration for the MOMA acquisition, was paid into the respective bank accounts of the selling shareholders (the “First Installment”). After closing, and ultimately before the July 31, 2022, the remaining 50% of the total purchase price consideration becomes payable (the “Second Installment”) in accordance with the terms of the Agreements. The future payment of the second instalment of the total purchase consideration is recognized a liability and has been accounted for by the Group within other financial liabilities.
The fair value of the option was nil on June 7, 2022, the exercise date of the option.
For further details see Note 16
 and Note 23
.
The primary reason for the business combination is for the Group to bring the critical support provided by MOMA for its EV Cloud platform within its own operations. Additionally, the acquisition of MOMA brings critical access to new customers and new markets as well as services within the Group, to better meet the needs of its customers. The financial results of MOMA have been included in the consolidated financial statements from the acquisition date.
The following table summarizes the preliminary estimated fair values of identifiable assets acquired and liabilities assumed as of the acquisition date (June 7, 2022).

(in €‘000)	Fair value
Property, plant and equipment	199
Right-of-use assets	2,239
Other financial assets (non-current)	41,983
Trade and other receivables	4,974
Cash and cash equivalents	1,252
Prepayments	6
Contingent liability	(225)
Deferred tax liabilities	(1,272)
Lease liabilities	(2,239)
Trade and other payables	(2,624)
Net identifiable assets acquired	44,293
Add: goodwill	15,692
Net assets acquired	59,985

Other financial assets
(non-current)
An investment in equity securities is presented under other financial assets
(non-current).
The fair value of this financial asset was determined through an analysis of a recent transaction based on observable market inputs as detailed further in Note 19.
Trade and other receivables
Trade receivables with a fair value of €4,107 thousand and gross contractual amount of €7,800 thousand were acquired, of which €3,693 thousand is not expected to be collected. Other receivables include receivables from related parties’
activities and current tax receivables with a fair value of €867 thousand and an equivalent gross contractual amount.
Lease liabilities and
right-of-use
assets
The acquired lease liabilities were measured at the present value of the remaining lease payments at the acquisition date. The right-of-use
assets were measured at an amount equal to the lease liabilities.
Contingent liability
A contingent liability of €225 thousand was recognized within provisions and other liabilities
(non-current)
on the acquisition of MOMA with respect to uncertain tax positions. It is uncertain when the tax authorities will reach a decision on this position. The potential undiscounted amount of all future payments that the Group could be required to make, is estimated to be €225 thousand. As at June 30, 2022, there has been no change in the amount recognized for the liability since the acquisition date as the passage of time is insignificant and there has been no change in the probability of the outcome.
Deferred tax liabilities
A deferred tax liability was recognized in relation to the fair value step-up
on the investment in equity securities. This liability represents the taxable portion of capital gain that could potentially arise from future dilution of the interest of the Group in the investment.
Pro forma impact on revenues and net profit
From the acquisition date to June 30, 2022, the acquired business of MOMA contributed revenues of approximately €470 thousand and net profit of approximately €15 thousand to the Group. If the acquisition had occurred on January 1, 2022, the Group’s consolidated revenues and consolidated net loss after tax for the six months ended June 30, 2022, would have been €53,262 thousand and €243,352 thousand respectively. These amounts have been calculated using the results of the Group and subsidiary and adjusting them for the following:

•	differences in the accounting policies between the Group and the subsidiary;

•
the additional interest on lease liabilities and depreciation on right-of-use
assets that would have been charged assuming leases would have been accounted under IFRS 16
Leases
from January 1, 2022, together with the consequential tax effects.

•	the removal of the fair value movements in the purchase option to acquire MOMA from January 1, 2022.
The following table summarizes the operating results of MOMA that were included in the consolidated statement of profit or loss for the six months ended June 30, 2022.

(in €‘000)	For the six months ended June 30, 2022
Revenue	470
Other income	5
General and administrative expenses	(441)
Operating profit	34
Finance costs	(9)
Profit before income tax	25
Income tax	(10)
Profit for the half-year	15
Calculation of goodwill
Goodwill arising from the MOMA acquisition was determined as follows:

(in €‘000)	As at the acquisition date (June 7, 2022)
Cash consideration paid	29,985
Deferred consideration	30,000
Total consideration transferred	59,985
Less: fair value of identifiable net assets acquired	44,293
Goodwill	15,692
Goodwill recognized on the MOMA acquisition relates to the expected growth, synergies and intellectual capacity of the acquired workforce, which cannot be separately recognized as an intangible asset. This goodwill is not expected to be deductible for tax purposes.
Acquisition-related expenses
Acquisition-related expenses of €248 thousand have been recognized in the (interim condensed) consolidated statement of profit or loss, within general and administrative expenses.
The initial accounting for the business combination is incomplete at the time that these interim condensed consolidated financial statements are authorized for issue, because not all required information has been obtained and the identification and valuation procedures of the assets and liabilities are currently in process.